OTHER PAYABLES AND ACCRUALS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses	¥ 5,617		¥ 5,235
Deposits received from travel suppliers and packaged tours users	1,119		942
Payable related to acquisition and investments			294
Current lease liabilities (Note 11)	140		274
Interest payable	143		43
Others	963		625
Total	¥ 7,982	$ 1,125	¥ 7,413
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total